Financial Instruments - Summary of Foreign Currency Risk from Non-derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	₨ 127,213		₨ 119,984
Cash and cash equivalents	91,880	$ 1,118	103,836	₨ 169,793
Other financial assets	15,426		48,998
Lease liabilities	(24,573)		(24,233)
Currency risk [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	74,526		64,658
Unbilled receivables	28,325		34,819
Contract assets	16,760		13,943
Cash and cash equivalents	26,481		22,499
Other financial assets	44,295		51,357
Lease liabilities	(9,535)		(9,912)
Trade payables, accrued expenses and other financial liabilities	(50,359)		(56,359)
Net financial assets/ (liabilities)	130,493		121,005
U.S.Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	42,312		34,969
Unbilled receivables	19,372		22,003
Contract assets	4,597		4,239
Cash and cash equivalents	10,048		13,603
Other financial assets	40,039		44,559
Lease liabilities	(4,022)		(3,813)
Trade payables, accrued expenses and other financial liabilities	(26,726)		(28,907)
Net financial assets/ (liabilities)	85,620		86,653
EURO [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	13,758		9,429
Unbilled receivables	3,050		3,928
Contract assets	7,081		3,417
Cash and cash equivalents	5,810		2,808
Other financial assets	1,066		3,980
Lease liabilities	(2,998)		(3,449)
Trade payables, accrued expenses and other financial liabilities	(11,417)		(9,087)
Net financial assets/ (liabilities)	16,350		11,026
Great British Pound [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	8,911		10,016
Unbilled receivables	2,360		3,522
Contract assets	3,077		3,968
Cash and cash equivalents	2,448		966
Other financial assets	1,234		354
Lease liabilities	(457)		(958)
Trade payables, accrued expenses and other financial liabilities	(6,120)		(9,784)
Net financial assets/ (liabilities)	11,453		8,084
Australian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	2,317		4,455
Unbilled receivables	1,431		2,159
Contract assets	632		1,194
Cash and cash equivalents	1,288		537
Other financial assets	136		519
Lease liabilities	(175)		(189)
Trade payables, accrued expenses and other financial liabilities	(1,329)		(1,725)
Net financial assets/ (liabilities)	4,300		6,950
Canadian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	1,567		1,711
Unbilled receivables	393		872
Contract assets	180		168
Cash and cash equivalents	2,643		1,936
Other financial assets	130		626
Lease liabilities	(118)		(83)
Trade payables, accrued expenses and other financial liabilities	(1,482)		(663)
Net financial assets/ (liabilities)	3,313		4,567
Other currencies [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	5,661		4,078
Unbilled receivables	1,719		2,335
Contract assets	1,193		957
Cash and cash equivalents	4,244		2,649
Other financial assets	1,690		1,319
Lease liabilities	(1,765)		(1,420)
Trade payables, accrued expenses and other financial liabilities	(3,285)		(6,193)
Net financial assets/ (liabilities)	₨ 9,457		₨ 3,725